Affiliate Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Affiliate Transactions

Note 16 — Affiliate Transactions
Cleco
Cleco has entered into service agreements with affiliates to receive and to provide goods and professional services. Goods and services received by Cleco primarily involve services provided by Support Group. Support Group provides joint and common administrative support services in the areas of information technology; finance, cash management, accounting, tax, and auditing; human resources; public relations; project consulting; risk management; strategic and corporate development; legal, ethics, and regulatory compliance; facilities management; supply chain and inventory management; and other administrative services. In March, 2014, Coughlin was transferred to Cleco Power. Until the transfer in 2014, Midstream provided electric power plant operations and maintenance expertise, primarily to Evangeline.
Cleco is charged the higher of management’s estimated fair market value or fully loaded costs for goods and services provided by Cleco Power. Cleco, with the exception of Support Group, charges Cleco Power the lower of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements. Support Group charges only fully loaded costs.
All charges and revenues from consolidated affiliates were eliminated in Cleco’s Consolidated Statements of Income for the years ending December 31, 2016, 2015, and 2014.
At December 31, 2016, Cleco Holdings had accounts receivable of less than $0.1 million due from Cleco Group in relation to merger costs paid on behalf of Cleco Group. At December 31, 2016, Cleco Holdings had no accounts payable due to Cleco Group. At December 31, 2015, Cleco had no affiliate balances that were payable to or receivable from non-consolidated affiliates.
During the successor period April 13, 2016, through December 31, 2016, Cleco Holdings received $100.7 million of equity contributions from Cleco Group and made $88.8 million of distribution payments to Cleco Group.
Cleco Power
Cleco Power has entered into service agreements with affiliates to receive and to provide goods and professional services. Charges from affiliates included in Cleco Power’s Consolidated Statements of Income primarily involve services provided by Support Group in accordance with service agreements. In March 2014, Coughlin was transferred to Cleco Power. Prior to the transfer, charges from affiliates also included power purchased from Evangeline. Support Group provides joint and common administrative support services in the areas of information technology; finance, cash management, accounting, tax, and auditing; human resources; public relations; project consulting; risk management; strategic and corporate development; legal, ethics, and regulatory compliance; facilities management; supply chain and inventory management; and other administrative services. For information on the transfer of Coughlin, see Note 18 — “Coughlin Transfer.”
With the exception of Support Group, affiliates charge Cleco Power the lower of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements. Support Group charges only fully loaded costs. The following table is a summary of charges from each affiliate included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Support Group
Other operations	$46,116	$53,079	$50,801
Maintenance	$2,255	$1,807	$2,091
Taxes other than income taxes	$10	$(3)	$(9)
Other expenses	$106	$403	$339
Evangeline
Purchased power expense	$—	$—	$5,467

The majority of the services provided by Cleco Power relates to the lease of office space to Support Group. Cleco Power charges affiliates the higher of management’s estimated fair market value or fully loaded costs for goods and services provided in accordance with service agreements.
The following table is a summary of revenue received from affiliates included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Affiliate revenue
Support Group	$884	$1,142	$1,322
Evangeline	—	—	4
Total affiliate revenue	$884	$1,142	$1,326
Other income
Cleco Holdings	$19	$3	$30
Support Group	—	—	10
Evangeline	—	—	9
Diversified Lands	—	10	14
Perryville	6	—	5
Attala	6	—	5
Total other income	$31	$13	$73
Total	$915	$1,155	$1,399

Cleco Power had the following affiliate receivable and payable balances associated with the service agreements:

	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$3	$119	$653	$564
Support Group	1,402	7,071	1,254	6,034
Other(1)	1	—	1	—
Total	$1,406	$7,190	$1,908	$6,598
(1) Represents Attala and Perryville in 2016 and Attala, Diversified Lands, and Perryville in 2015.

During 2016, 2015, and 2014, Cleco Power made $110.0 million, $135.0 million, and $115.0 million of distribution payments to Cleco Holdings, respectively. During 2016, Cleco Power received equity contributions from Cleco Holdings of $50.0 million cash. Cleco Power received no equity contributions from Cleco Holdings in 2015 and received a $138.1 million non-cash equity contribution relating to the transfer of Coughlin in 2014.
Cleco Power is the pension plan sponsor and the related trust holds the assets. The net unfunded status of the pension plan is reflected at Cleco Power. The liability of Cleco Power’s affiliates is transferred with a like amount of assets to Cleco Power monthly. The following table shows the expense of the pension plan related to Cleco Power’s affiliates for the years ended 2016 and 2015:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015
Support Group	$1,771	$2,055

Note 18 — Coughlin Transfer
In October 2012, Cleco Power announced that Evangeline was the winning bidder in Cleco Power’s 2012 long-term RFP for up to 800 MW to meet long-term capacity and energy needs. In December 2012, Cleco Power and Evangeline executed definitive agreements to transfer ownership and control of Coughlin from Evangeline to Cleco Power. In March 2014, Coughlin was transferred to Cleco Power with a net book value of $176.0 million. Cleco Power finalized the rate treatment of Coughlin as part of its FRP extension proceeding before the LPSC in June 2014.